Debt - Summary of Financing Arrangements (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Facility
Outstanding face amount	$ 788,345
Carrying value	788,345
Maximum facility size	$ 789,967
Weighted average interest rate	2.44%	[1]
Weighted average life (years)	8 years 1 month 6 days	[2]
Collateral
Outstanding face amount	$ 863,109
Carrying value	$ 933,219
Weighted average life (years)	8 years 1 month 6 days	[2]
Freddie Mac | Facility
Date issued	Jul. 12, 2019
Outstanding face amount	$ 788,345
Carrying value	788,345
Maximum facility size	$ 789,967
Final stated maturity	Jul. 12, 2029
Weighted average interest rate	2.44%	[1]
Weighted average life (years)	8 years 1 month 6 days	[2]
Freddie Mac | Collateral
Outstanding face amount	$ 863,109
Carrying value	$ 933,219
Weighted average life (years)	8 years 1 month 6 days	[2]

[1]	Weighted-average interest rate is weighted using unpaid principal balances.
[2]	Weighted-average life is determined using the maximum maturity date of the corresponding loans, assuming all extension options are exercised by the borrower.